FINANCIAL INSTITUTIONS PAYABLE - financial institutions (Tables)	12 Months Ended
Dec. 31, 2024
Notes Payable to Bank [Abstract]
Schedule of financial liabilities
	Maximum Availability as of December 31, 2024 *	Debt Balance as of December 31, 2024	Interest rate as of December 31, 2024	Maximum Availability as of December 31, 2023 *	Debt Balance as of December 31, 2023	Interest rate as of December 31, 2023
Line of Credit	$7,500	$-	7.14%	$7,500	$-	8.0%
Loan	1,041	-	3.2%	1,099	-	4.4%
Revolving Loans	1,561	1,041	4.00%	1,648	-	5.3%
Factoring	363	201	5.30%	398	209	2.8%
Factoring	12,123	1,939	5.89%	-	-	-
Total	$22,588	$3,181	5.23%	$10,645	$209	2.8%